Subsequent Event (Details)	Mar. 08, 2023	Jan. 26, 2023 USD ($) shares	Nov. 22, 2022 shares	Oct. 28, 2022 shares	Sep. 08, 2022 shares	Aug. 25, 2022 shares	Aug. 11, 2022 shares	Aug. 04, 2022 shares	Mar. 17, 2022 shares
Subsequent Event
Number of ordinary shares issued			600,000	820,000	608,108	675,676	206,200	918,369	4,000,000
Acquisition of Holigen Limited
Subsequent Event
Reverse stock split	0.10
Acquisition of Holigen Limited | Restricted stock units
Subsequent Event
Number of ordinary shares issued		4,210,525
Fair value of RSU's issued | $		$ 1,178,947